Rachael M. Zufall Managing Director, Associate General Counsel 8500 Andrew Carnegie Blvd Charlotte, NC 28262

T 704 988 4446 rachael.zufall@nuveen.com

April 29, 2022

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.
Washington, DC 20549-4644

Re:	College Retirement Equities Fund (“CREF”): Amendment No. 60 to the Registration Statement on Form N-3 (File Nos. 33-00480 and 811-04415)

Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2022 that would have been filed pursuant to Rule 497(c) under the Securities Act for CREF would not have differed from that contained in CREF’s most recent amendment to the Registration Statement on Form N-3; and (ii) the text of this amendment was filed electronically via EDGAR on April 28, 2022.

Please contact the undersigned at the number listed above should you have any questions or comments regarding this matter.

Very truly yours,

/s/ Rachael M. Zufall
Rachael M. Zufall